UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2010

Check here if Amendment [    ]; Amendment Number:  __
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Berkowitz Capital & Co., LLC
Address:     909 Third Avenue
             New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

       Signature                       Place                    Date of Signing
/S/ JEFFREY L. BERKOWITZ               NEW YORK, NY            FEBRUARY 14, 2011
------------------------               ------------            ----------------


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        17

Form 13F Information Table Value Total:        $10,342
                                            (thousands)



List of Other Included Managers:

None

    BERKOWITZ CAPITAL PARTNERS, L.P. FORM 13F INFORMATION TABLE (9/31/2010)

                                                                      SHRS OR
                             TITLE OF                   VALUE         PRN      SH/  PUT/   INVESTMENT  OTHER
NAME OF ISSUER               CLASS           CUSIP      (X1000)       AMOUNT   PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC               COM             023135106  1,260         7,000    SH          SOLE                  7,000
APPLE INC                    COM             037833100  1,613         5,000    SH          SOLE                  5,000
COMMVAULT SYSTEMS INC        COM             204166102  15            25,000        CALL
COMPELLENT TECHNOLOGIES INC  COM             20452A108  1             40,000        CALL
EMC CORP/MASS                COM             268648102  10            150,000       CALL
EMC CORP-MASS                COM             268648102  1,145         50,000   SH          SOLE                  50,000
FORD MTR CO DEL              COM PAR $0.1    345370860  151           450,000       CALL
FORD MOTOR CO DEL            COM PAR $0.1    345370860  1,427         85,000   SH          SOLE                  85,000
LAS VEGAS SANDS CORP         COM             517834107  26            10,000        CALL
LAS VEGAS SANDS CORP         COM             517834107  919           20,000   SH          SOLE                  20,000
NETAPP INC                   COM             64110D104  1,099         20,000   SH          SOLE                  20,000
SALESFORCE COM INC           COM             79466L302  858           6,500    SH          SOLE                  6,500
SINA CORP                    NOTE            82922RAB9  124           25,000        CALL
SPDR S&P 500                 TR UNIT         78462F103  51            60,000        PUT
WHIRLPOOL CORP               COM             963320102  2             15,000        CALL
WYNN RESORTS LTD             COM             983134107  1,558         15,000   SH          SOLE                  15,000
WYNN RESORTS LTD             COM             983134107  29            5,000         CALL
WYNN RESORTS LTD             COM             983134107  56            20,000        CALL
                                                        10,342